SHARE-BASED COMPENSATION (Summary Of Information With Respect To Share Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Oct. 25, 2013
Options outstanding
Number outstanding (in shares)	117,848,006
Weighted average intrinsic value	$ 7,451
Options exercisable
Number of exercisable (in shares)	34,150,385
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value	7,210
Stock options [Member]
Options exercisable
Weighted average exercise price (in dollars per share)		$ 1.15
Range of exercise price from $0.08-$0.18 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.08
High end of range of exercise prices (in dollars per share)	$ 0.18
Options outstanding
Number outstanding (in shares)	8,606,881
Weighted average remaining contractual life	5 years 5 months 16 days
Weighted average exercise price (in dollars per share)	$ 0.10
Weighted average intrinsic value	6,303
Options exercisable
Number of exercisable (in shares)	8,315,816
Weighted average remaining contractual life	5 years 4 months 13 days
Weighted average exercise price (in dollars per share)	$ 0.11
Weighted average intrinsic value	6,062
Range of exercise price from $0.2-$0.3 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.2
High end of range of exercise prices (in dollars per share)	$ 0.3
Options outstanding
Number outstanding (in shares)	1,043,880
Weighted average remaining contractual life	1 year 9 months 14 days
Weighted average exercise price (in dollars per share)	$ 0.23
Weighted average intrinsic value	635
Options exercisable
Number of exercisable (in shares)	1,043,871
Weighted average remaining contractual life	1 year 9 months 14 days
Weighted average exercise price (in dollars per share)	$ 0.23
Weighted average intrinsic value	635
Range of exercise price from $0.35-$0.38 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.35
High end of range of exercise prices (in dollars per share)	$ 0.38
Options outstanding
Number outstanding (in shares)	1,068,502
Weighted average remaining contractual life	2 years 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value	513
Options exercisable
Number of exercisable (in shares)	1,068,492
Weighted average remaining contractual life	2 years 9 months 11 days
Weighted average exercise price (in dollars per share)	$ 0.36
Weighted average intrinsic value	513
Range of exercise price from $0.873-$1.2 [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.873
High end of range of exercise prices (in dollars per share)	$ 1.2
Options outstanding
Number outstanding (in shares)	107,128,743
Weighted average remaining contractual life	8 years 8 months 12 days
Weighted average exercise price (in dollars per share)	$ 0.87
Weighted average intrinsic value
Options exercisable
Number of exercisable (in shares)	23,722,206
Weighted average remaining contractual life	7 years 3 months 4 days
Weighted average exercise price (in dollars per share)	$ 0.87
Weighted average intrinsic value